Capital Stock and Long-term Retention Plan - Capital Stock (Details) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2023 USD ($) shares	Dec. 31, 2023 MXN ($) item $ / shares shares	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2021 shares
Classes of share capital
Number of classes of capital stock | item		4	4
Number of shares in each CPO		117	117
Number of CPOs in each GDS		5	5
Authorized (in shares)		343,839,300
Repurchased (in shares)	8,294,700	(3,217,500)
Held by trust (in shares)		(16,645,300)
Outstanding (in shares)		323,976,500		330,739,700	329,295,900
Shares in the form of CPOs, Authorized and Issued		282,555,000
Shares in the form of CPOs, Repurchased		3,217,500
Shares in the form of CPOs, Held by trust		11,593,000
Shares in the form of CPOs, Outstanding		267,744,500
Shares not in the form of CPOs, Authorized and Issued		61,284,300
Shares not in the form of CPOs, Held by trust		5,052,300
Shares not in the form of CPOs, Outstanding		56,232,000
Issued capital | $		$ 4,722,776		$ 4,836,708
Authorized capital | $		2,366,461
Shares repurchased	$ 70.9	$ 1,197,082		$ 629,326
Series Shares [Member]
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		25	25
Authorized (in shares)		119,301,600
Repurchased (in shares)		(687,500)
Held by trust (in shares)		(5,172,400)
Outstanding (in shares)		113,441,700		114,750,200	114,085,000
Series B Shares [Member]
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		22	22
Authorized (in shares)		55,487,300
Repurchased (in shares)		(605,000)
Held by trust (in shares)		(4,536,900)
Outstanding (in shares)		50,345,400		51,649,700	51,463,500
Ordinary Participation Certificates [Member]
Classes of share capital
Authorized (in shares)		2,415,000
Repurchased (in shares)		(27,500)
Held by trust (in shares)		(99,100)
Outstanding (in shares)		2,288,400		2,347,700	2,339,200
Shares in the form of CPOs, Repurchased		8,154,900
Shares repurchased		$ 1,197,082	$ 69.7
Series D Shares [Member]
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		35	35
Authorized (in shares)		84,525,200
Repurchased (in shares)		(962,500)
Held by trust (in shares)		(3,468,000)
Outstanding (in shares)		80,094,700		82,169,900	81,873,700
Series L Shares [Member]
Classes of share capital
Par value of shares | $ / shares		$ 0
Number of shares in each CPO		35	35
Authorized (in shares)		84,525,200
Repurchased (in shares)		(962,500)
Held by trust (in shares)		(3,468,000)
Outstanding (in shares)		80,094,700		82,169,900	81,873,700